Stock Options (Details 2) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected dividend yield	1.46%	1.99%
Risk - free interest rate	0.44%	0.83%
Expected volatility	22.32%	22.16%
Weighted average exercise price	$ 83.89	$ 61.14